OPERATING PARTNERSHIP FINANCIAL INFORMATION Q - Consolidated Interim Statements of Financial Position (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination [Line Items]
Cash and cash equivalents	$ 691,331	$ 462,103
Digital assets	3,558,761	2,928,225
Digital assets loan receivable, net of allowance	894,876	579,530
Investments (includes $669.6 and $745.5 million measured at fair value)	863,653	808,694
Assets posted as collateral	718,649	277,147
Loans receivable	529,021	476,620
Property and equipment, net	596,120	237,038
Total assets	9,085,951	7,119,855
Digital assets borrowed	8,564	0
Loans payable	348,214	510,718
Collateral payable	1,869,501	1,399,655
Notes payable	725,571	845,186
Total liabilities	6,461,733	4,925,503
Total liabilities and stockholder’s equity	9,085,951	7,119,855
Galaxy Digital Holdings, LP
Business Combination [Line Items]
Cash and cash equivalents	689,487	462,103	$ 316,610
Digital assets	3,558,761	2,928,225	1,088,171	$ 562,015
Digital assets receivable	6,065	60,720
Digital assets loan receivable, net of allowance	894,876	579,530	104,504
Investments	1,611,943	1,643,506
Investments (includes $669.6 and $745.5 million measured at fair value)		808,694	735,103
Assets posted as collateral	718,649	277,147	318,195
Loans receivable	535,696	476,620	377,105
Property and equipment, net	596,120	237,038	213,348
Other non-current assets	381,760	454,966
Total assets	8,993,357	7,119,855	3,594,280
Digital assets borrowed	2,844,934	1,497,609
Loans payable	348,214	510,718	93,069
Collateral payable	1,869,501	1,399,655	581,362
Notes payable	725,571	845,186	408,053
Other liabilities	654,517	672,335
Total liabilities	6,442,737	4,925,503	1,883,109
Total equity	2,550,620	2,194,352	1,711,171	$ 1,416,194	$ 2,287,692
Total liabilities and stockholder’s equity	$ 8,993,357	$ 7,119,855	$ 3,594,280